Other Payables and Other Current Liabilities (Details) - USD ($)			12 Months Ended
	May 27, 2025	Feb. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2025
Other Payables and Other Current Liabilities [Line Items]
Share-based compensation			$ 746,205	$ 729,637
Interest rate of the loan					3.30%
Third Party Loan [Member]
Other Payables and Other Current Liabilities [Line Items]
Loan amount	$ 100,000
Loan maturity date	November 26, 2025
Interest rate of the loan	1.00%
Interest-free loan [Member]
Other Payables and Other Current Liabilities [Line Items]
Loan amount		$ 90,000
Loan maturity date		February 24, 2026
Interest Free Loan		$ 120,000